LOSS PER SHARE - Weighted average number of shares excluded from calculation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share options
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)	15,028,082	18,640,216	42,253,493
Restricted share units
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)	21,358,045	17,133,658	16,188,798